Legacy Class [Member] Expense Example - Legacy Class - MERIDIAN CONTRARIAN FUND - Legacy Class	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	$ 1,433